Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Sales revenues	¥ 50,684,952	¥ 48,036,704	¥ 45,095,325
Operating expenses	46,918,736	43,241,118	39,742,390
Operating income	3,766,216	4,795,586	5,352,934
Total assets	105,522,331	93,601,350	90,114,296
Investments accounted for using the equity method	5,342,548	5,798,051	5,710,106
Depreciation and amortization	2,392,519	2,251,233	2,087,066
Capital expenditures	6,059,779	5,991,268	4,848,042
Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	45,417,703	43,199,865	41,266,204
Operating expenses	42,640,654	39,259,587	36,644,729
Operating income	2,777,049	3,940,278	4,621,475
Total assets	33,182,372	30,117,987	29,351,344
Investments accounted for using the equity method	4,763,577	5,201,784	5,114,364
Depreciation and amortization	1,417,242	1,378,107	1,268,479
Capital expenditures	2,453,641	2,193,872	2,011,361
Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	4,857,115	4,481,180	3,484,198
Operating expenses	4,005,394	3,797,661	2,914,175
Operating income	851,722	683,519	570,023
Total assets	53,741,709	46,770,786	43,834,183
Investments accounted for using the equity method	124,393	112,640	110,308
Depreciation and amortization	920,432	838,167	784,013
Capital expenditures	3,511,937	3,687,890	2,763,931
All other [Member]
Disclosure of operating segments [line items]
Sales revenues	1,651,412	1,447,114	1,368,164
Operating expenses	1,519,333	1,265,920	1,192,923
Operating income	132,079	181,194	175,241
Total assets	4,066,133	2,884,421	3,011,363
Investments accounted for using the equity method	304,242	309,121	282,888
Depreciation and amortization	54,846	34,958	34,574
Capital expenditures	64,749	100,941	103,242
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	(1,241,278)	(1,091,455)	(1,023,242)
Operating expenses	(1,246,644)	(1,082,050)	(1,009,437)
Operating income	5,366	(9,405)	(13,805)
Total assets	14,532,118	13,828,157	13,917,406
Investments accounted for using the equity method	150,336	174,505	202,546
Capital expenditures	29,452	8,565	(30,492)
Revenues from external customers [Member]
Disclosure of operating segments [line items]
Sales revenues	50,684,952	48,036,704	45,095,325
Revenues from external customers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	45,201,924	42,996,299	41,080,731
Revenues from external customers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	4,819,003	4,437,827	3,447,195
Revenues from external customers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	664,026	602,578	567,399
Inter-segment revenues and transfers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	215,779	203,566	185,473
Inter-segment revenues and transfers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	38,112	43,353	37,003
Inter-segment revenues and transfers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	987,387	844,536	800,766
Inter-segment revenues and transfers [Member] | Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	¥ (1,241,278)	¥ (1,091,455)	¥ (1,023,242)